Everlake Life Insurance Company Variable Annuity Separate Account C Financial Statements as of December 31, 2022 and for the years ended December 31, 2022 and 2021, and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM To the Board of Directors of Everlake Life Insurance Company and the Contract holders of Everlake Life Insurance Company Variable Annuity Separate Account C Opinion on the Financial Statements and Financial Highlights We have audited the accompanying statements of net assets for each of the sub-accounts of Everlake Life Insurance Company Variable Annuity Separate Account C (the “Account”) listed in Appendix A, as of December 31, 2022, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2022, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America. Basis for Opinion These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion. /s/ DELOITTE & TOUCHE LLP Chicago, Illinois April 19, 2023 We have served as the auditor of Everlake Life Insurance Company (the sponsor Company) since 2001.

Appendix A Everlake Life Insurance Company Variable Annuity Separate Account C Sub-account Statement of Net Assets Statement of Operations Statement of Changes in Net Assets Financial Highlights As of For the Year Ended For Each of the/ For the For Each of the/ For the DWS Bond VIP Class A - - For the Period January 1, 2021 to October 28, 2021# Three Years ended December 31, 2020 and for the Period January 1, 2021 to October 28, 2021 # DWS Capital Growth VIP Class A December 31, 2022 December 31, 2022 Two Years Ended December 31, 2022 Five Years Ended December 31, 2022 DWS Core Equity VIP Class A December 31, 2022 December 31, 2022 Two Years Ended December 31, 2022 Five Years Ended December 31, 2022 DWS CROCI® International VIP Class A December 31, 2022 December 31, 2022 Two Years Ended December 31, 2022 Five Years Ended December 31, 2022 DWS Global Income Builder VIP Class A II December 31, 2022 December 31, 2022 Two Years Ended December 31, 2022 Five Years Ended December 31, 2022 DWS Global Small Cap VIP Class A December 31, 2022 December 31, 2022 Two Years Ended December 31, 2022 Five Years Ended December 31, 2022 DWS Government Money Market VIP Class A II December 31, 2022 December 31, 2022 Two Years Ended December 31, 2022 Five Years Ended December 31, 2022 DWS Small Mid Cap Growth VIP Class A II December 31, 2022 December 31, 2022 Two Years Ended December 31, 2022 Five Years Ended December 31, 2022 # represents the date the sub-account ceased operations

DWS Capital DWS Core DWS CROCI® DWS Global DWS Global DWS Government Growth Equity International Income Builder Small Cap Money Market VIP Class A VIP Class A VIP Class A VIP Class A II VIP Class A VIP Class A II ASSETS Investments, at fair value $ 39,062,166 $ 15,315,591 $ 6,064,397 $ 7,226,377 $ 4,731,256 $ 4,463,331 Total assets $ 39,062,166 $ 15,315,591 $ 6,064,397 $ 7,226,377 $ 4,731,256 $ 4,463,331 NET ASSETS Accumulation units $ 39,062,166 $ 15,315,591 $ 6,064,397 $ 7,226,377 $ 4,731,256 $ 4,463,331 Total net assets $ 39,062,166 $ 15,315,591 $ 6,064,397 $ 7,226,377 $ 4,731,256 $ 4,463,331 FUND SHARE INFORMATION Number of shares 1,366,766 1,462,807 934,422 357,388 555,312 4,463,331 Cost of investments $ 36,375,377 $ 15,250,576 $ 7,949,886 $ 8,032,203 $ 6,625,409 $ 4,463,331 ACCUMULATION UNIT VALUE 1 Lowest $ 17.36 $ 103.89 $ 50.18 $ 20.42 $ 61.07 $ 9.30 Highest $ 228.76 $ 103.89 $ 50.18 $ 20.42 $ 61.07 $ 10.25 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 DWS Capital DWS Core DWS CROCI® DWS Global DWS Global DWS Government Growth Equity International Income Builder Small Cap Money Market VIP Class A VIP Class A VIP Class A VIP Class A II VIP Class A VIP Class A II NET INVESTMENT INCOME (LOSS) Dividends $ 43,353 $ 137,620 $ 205,202 $ 232,664 $ 30,242 $ 44,422 Charges from Everlake Life Insurance Company: Mortality and expense risk (189,074) (67,570) (25,265) (31,759) (21,592) (17,367) Contract Administration (140,801) (50,652) (18,940) (23,808) (16,186) (12,712) Net investment income (loss) (286,522) 19,398 160,997 177,097 (7,536) 14,343 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 5,379,920 1,591,478 428,652 1,113,902 556,440 2,214,340 Cost of investments sold 4,118,900 1,480,976 565,515 1,066,054 703,110 2,214,340 Realized gains (losses) on fund shares 1,261,020 110,502 (136,863) 47,848 (146,670) — Realized gain distributions 7,638,469 2,427,785 — 675,020 970,790 — Net realized gains (losses) 8,899,489 2,538,287 (136,863) 722,868 824,120 — Change in unrealized gains (losses) (27,717,799) (5,684,268) (1,053,210) (2,323,142) (2,472,461) — Net realized and change in unrealized gains (losses) on investments (18,818,310) (3,145,981) (1,190,073) (1,600,274) (1,648,341) — INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (19,104,832) $ (3,126,583) $ (1,029,076) $ (1,423,177) $ (1,655,877) $ 14,343 1 The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported. EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT C STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 4

DWS Small Mid Cap Growth VIP Class A II ASSETS Investments, at fair value $ 896,909 Total assets $ 896,909 NET ASSETS Accumulation units $ 896,909 Total net assets $ 896,909 FUND SHARE INFORMATION Number of shares 74,930 Cost of investments $ 1,193,175 ACCUMULATION UNIT VALUE 1 Lowest $ 26.14 Highest $ 26.14 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 DWS Small Mid Cap Growth VIP Class A II NET INVESTMENT INCOME (LOSS) Dividends $ — Charges from Everlake Life Insurance Company: Mortality and expense risk (4,518) Contract Administration (3,387) Net investment income (loss) (7,905) NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 401,834 Cost of investments sold 450,331 Realized gains (losses) on fund shares (48,497) Realized gain distributions 140,631 Net realized gains (losses) 92,134 Change in unrealized gains (losses) (524,550) Net realized and change in unrealized gains (losses) on investments (432,416) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (440,321) EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT C STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 5

2022 DWS Capital DWS Core DWS CROCI® Growth Equity International VIP Class A VIP Class A VIP Class A INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ (286,522) $ 19,398 $ 160,997 Net realized gains (losses) 8,899,489 2,538,287 (136,863) Change in unrealized gains (losses) (27,717,799) (5,684,268) (1,053,210) Increase (decrease) in net assets from operations (19,104,832) (3,126,583) (1,029,076) INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS Deposits 24,490 17,160 6,490 Transfers for contract benefits and terminations (4,656,186) (1,381,970) (405,313) Contract maintenance charge — — — Transfers among the sub-accounts and with the Fixed Account - net (192,505) 389,668 34,116 Increase (decrease) in net assets from contract transactions (4,824,201) (975,142) (364,707) INCREASE (DECREASE) IN NET ASSETS (23,929,033) (4,101,725) (1,393,783) NET ASSETS AT BEGINNING OF PERIOD 62,991,199 19,417,316 7,458,180 NET ASSETS AT END OF PERIOD $ 39,062,166 $ 15,315,591 $ 6,064,397 Accumulation Units outstanding at beginning of period 211,694 156,784 128,127 Units issued 846 4,291 406 Units redeemed (28,525) (13,649) (7,684) Accumulation Units outstanding at end of period 184,015 147,426 120,849 2022 DWS Global DWS Global DWS Government Income Builder Small Cap Money Market VIP Class A II VIP Class A VIP Class A II INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 177,097 $ (7,536) $ 14,343 Net realized gains (losses) 722,868 824,120 — Change in unrealized gains (losses) (2,323,142) (2,472,461) — Increase (decrease) in net assets from operations (1,423,177) (1,655,877) 14,343 INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS Deposits 3,710 2,360 1,480 Transfers for contract benefits and terminations (755,609) (445,737) (945,206) Contract maintenance charge — — (30) Transfers among the sub-accounts and with the Fixed Account - net (303,433) (43,211) 719,970 Increase (decrease) in net assets from contract transactions (1,055,332) (486,588) (223,786) INCREASE (DECREASE) IN NET ASSETS (2,478,509) (2,142,465) (209,443) NET ASSETS AT BEGINNING OF PERIOD 9,704,886 6,873,721 4,672,774 NET ASSETS AT END OF PERIOD $ 7,226,377 $ 4,731,256 $ 4,463,331 Accumulation Units outstanding at beginning of period 401,268 84,889 459,752 Units issued 131 485 192,151 Units redeemed (47,497) (7,899) (215,626) Accumulation Units outstanding at end of period 353,902 77,475 436,277 EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT C STATEMENT OF CHANGES IN NET ASSETS For the Year Ended December 31, See notes to financial statements. 6

2022 DWS Small Mid Cap Growth VIP Class A II INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ (7,905) Net realized gains (losses) 92,134 Change in unrealized gains (losses) (524,550) Increase (decrease) in net assets from operations (440,321) INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS Deposits 2,190 Transfers for contract benefits and terminations (332,775) Contract maintenance charge — Transfers among the sub-accounts and with the Fixed Account - net (33,850) Increase (decrease) in net assets from contract transactions (364,435) INCREASE (DECREASE) IN NET ASSETS (804,756) NET ASSETS AT BEGINNING OF PERIOD 1,701,665 NET ASSETS AT END OF PERIOD $ 896,909 Accumulation Units outstanding at beginning of period 46,526 Units issued 1,009 Units redeemed (13,228) Accumulation Units outstanding at end of period 34,307 EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT C STATEMENT OF CHANGES IN NET ASSETS For the Year Ended December 31, See notes to financial statements. 7

2021 DWS DWS Capital DWS Core Bond Growth Equity VIP Class A VIP Class A VIP Class A INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 37,615 $ (298,067) $ 10,493 Net realized gains (losses) 66,951 6,022,590 1,342,710 Change in unrealized gains (losses) (115,558) 6,192,994 2,592,334 Increase (decrease) in net assets from operations (10,992) 11,917,517 3,945,537 INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS Deposits 610 71,005 12,080 Transfers for contract benefits and terminations (113,336) (5,797,139) (687,477) Contract Maintenance Charge — — — Transfers among the sub-accounts and with the Fixed Account - net (2,470,815) 1,561,800 (1,563,691) Increase (decrease) in net assets from contract transactions (2,583,541) (4,164,334) (2,239,088) INCREASE (DECREASE) IN NET ASSETS (2,594,533) 7,753,183 1,706,449 NET ASSETS AT BEGINNING OF PERIOD 2,594,533 55,238,016 17,710,867 NET ASSETS AT END OF PERIOD $ — $ 62,991,199 $ 19,417,316 Accumulation Units outstanding at beginning of period 77,795 229,034 177,935 Units Issued 565 5,314 874 Units Redeemed (78,360) (22,654) (22,025) Accumulation Units outstanding at end of period — 211,694 156,784 2021 DWS CROCI® DWS Global DWS Global International Income Builder Small Cap VIP Class A VIP Class A II VIP Class A INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 129,384 $ 145,286 $ (23,404) Net realized gains (losses) (108,782) 251,621 27,156 Change in unrealized gains (losses) 590,608 485,307 911,471 Increase (decrease) in net assets from operations 611,210 882,214 915,223 INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS Deposits 5,785 6,965 2,425 Transfers for contract benefits and terminations (640,013) (748,581) (673,858) Contract Maintenance Charge — — — Transfers among the sub-accounts and with the Fixed Account - net 16,622 1,042,779 (447,313) Increase (decrease) in net assets from contract transactions (617,606) 301,163 (1,118,746) INCREASE (DECREASE) IN NET ASSETS (6,396) 1,183,377 (203,523) NET ASSETS AT BEGINNING OF PERIOD 7,464,576 8,521,509 7,077,244 NET ASSETS AT END OF PERIOD $ 7,458,180 $ 9,704,886 $ 6,873,721 Accumulation Units outstanding at beginning of period 139,105 388,210 99,760 Units Issued 1,389 46,129 2,717 Units Redeemed (12,367) (33,071) (17,588) Accumulation Units outstanding at end of period 128,127 401,268 84,889 EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT C STATEMENT OF CHANGES IN NET ASSETS For the Year Ended December 31, See notes to financial statements. 8

2021 DWS Government DWS Small Money Market Mid Cap Growth VIP Class A II VIP Class A II INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ (25,927) $ (11,248) Net realized gains (losses) — 111,677 Change in unrealized gains (losses) — 102,209 Increase (decrease) in net assets from operations (25,927) 202,638 INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS Deposits 1,670 2,760 Transfers for contract benefits and terminations (504,874) (170,913) Contract Maintenance Charge (30) — Transfers among the sub-accounts and with the Fixed Account - net 1,425,444 228,120 Increase (decrease) in net assets from contract transactions 922,210 59,967 INCREASE (DECREASE) IN NET ASSETS 896,283 262,605 NET ASSETS AT BEGINNING OF PERIOD 3,776,491 1,439,060 NET ASSETS AT END OF PERIOD $ 4,672,774 $ 1,701,665 Accumulation Units outstanding at beginning of period 368,209 44,479 Units Issued 246,598 8,178 Units Redeemed (155,055) (6,131) Accumulation Units outstanding at end of period 459,752 46,526 EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT C STATEMENT OF CHANGES IN NET ASSETS For the Year Ended December 31, See notes to financial statements. 9

1. Organization On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc., to sell Everlake Life Insurance Company ("ELIC", formerly known as Allstate Life Insurance Company) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of ELIC. Subsequently Allstate Life Insurance Company was renamed Everlake Life Insurance Company. The transaction had no impact on the obligations towards the contractholders of Everlake Life Insurance Company Variable Annuity Separate Account C. Everlake Life Insurance Company Variable Annuity Separate Account C (the “Account”, formerly known as Allstate Life Insurance Company Variable Annuity Separate Account C), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of ELIC. The assets of the Account are legally segregated from those of ELIC. On January 1, 2016, Charter National Variable Annuity Account transferred to Allstate Life Insurance Company ("ALIC") and ALIC became the depositor of the Charter National Variable Annuity Account. The name of the Charter National Variable Annuity Account was changed to Allstate Life Insurance Company Variable Annuity Separate Account C, subsequently changed to Everlake Life Insurance Company Variable Annuity Separate Account C. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). ELIC issued the Scudder Horizon Plan variable annuity contract and the Helmsman variable annuity contract (collectively the “Contracts”), the deposits of which are invested at the direction of the contractholders in the sub- accounts that comprise the Account. The Account accepts additional deposits from existing contractholders, but is closed to new contractholders. Absent any contract provisions wherein ELIC contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to mutual fund portfolios (Fund or Funds) in which they invest: DWS Capital Growth VIP Class A DWS Core Equity VIP Class A DWS CROCI® International VIP Class A DWS Global Income Builder VIP Class A II DWS Global Small Cap VIP Class A DWS Government Money Market VIP Class A II DWS Small Mid Cap Growth VIP Class A II The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the "Fixed Account" in which the contractholders’ deposits are included in the ELIC general account assets and earn a fixed rate of return. A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans. Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially. Subsequent Events - Subsequent Events have been evaluated through April 19, 2023. The Account is monitoring its exposure to regional banks in the underlying funds held by the sub-accounts. Additional turmoil in the banking sector could have an adverse effect on global, national, and local economies, as well as the Account. The EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT C NOTES TO FINANCIAL STATEMENTS 10

extent to which the state of the banking sector impacts the Account will depend on future developments, which cannot be predicted. 2. Portfolio changes There were no sub-account changes during the year ended December 31, 2022. The following sub-account change occurred during the year ended December 31, 2021. Below listed is the sub-account (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub- account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date. The following sub-account merged during the year ended December 31, 2021: Date Merged from: Merged to: October 28, 2021 DWS Bond VIP Class A DWS Government Money Market VIP Class A II 3. Summary of Significant Accounting Policies The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP. Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments. Dividends - Dividends declared by the Funds are recognized on the ex-dividend date. Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Fund. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date. Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of ELIC. ELIC is taxed as a life insurance company under the Code. For the period January 1, 2021 to October 31, 2021, ELIC joined with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. For the period November 1 to December 31, 2021 and forward, ELIC joins its subsidiaries ELIC Reinsurance Company and Everlake Assurance Company in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2022 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months. Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates. 4. Fair Value Measurements Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT C NOTES TO FINANCIAL STATEMENTS 11

requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows: Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access. Level 2: Assets whose values are based on the following (a) Quoted prices for similar assets in active markets; (b) Quoted prices for identical or similar assets in markets that are not active; or (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset. Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets. In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. 5. Expenses Mortality and Expense Risk Charge - ELIC assumes mortality and expense risks related to the operations of the Account and deducts charges daily from the Scudder Horizon Plan contract at a rate equal to 0.40% per annum of the daily net assets of the Account, but reserves the right to increase the charges for this contract to 0.70%. For the Helmsman contract, the rate for mortality and expense risk charge is 0.90% per annum. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. Contract Administration Charge - ELIC deducts administrative expense charges daily at a rate equal to 0.30% per annum of the daily net assets of the Account for the Scudder Horizon Plan contract and 0.40% per annum of the daily net assets of the Account for the Helmsman contract. The contract administration charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. Records Maintenance Charge - ELIC deducts an annual maintenance charge of $30 for the Helmsman contract if the accumulated value in a contract is less than $50,000. ELIC is contractually permitted to deduct an annual maintenance charge of $40 for the Scudder Horizon Plan contract but did not do so in the current or prior year. These charges, if deducted, are recognized as a redemption of units and reported as Contract Maintenance Charge on the Statements of Changes in Net Assets. 6. Purchases of Investments The cost of investments purchased during the year ended December 31, 2022 was as follows: Sub-Account Purchases DWS Capital Growth VIP Class A $ 7,907,667 DWS Core Equity VIP Class A 3,063,520 DWS CROCI® International VIP Class A 224,940 DWS Global Income Builder VIP Class A II 910,688 DWS Global Small Cap VIP Class A 1,033,106 DWS Government Money Market VIP Class A II 2,004,897 DWS Small Mid Cap Growth VIP Class A II 170,125 EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT C NOTES TO FINANCIAL STATEMENTS 12

7. Financial Highlights ELIC offers multiple Contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios. In the table below, the accumulation units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by ELIC and the corresponding range of total return is presented for each Contract option of the sub-accounts that had outstanding accumulation units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest accumulation unit values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios. Items in the following table are notated as follows: * Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests. Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero. ** Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded. *** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date. EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT C NOTES TO FINANCIAL STATEMENTS 13

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** DWS Bond VIP Class A (On October 28, 2021, DWS Bond VIP Class A merged into DWS Government Money Market VIP Class A II) 2022 — $ — - $ — $ — — % — - — % — - — % 2021 — 3.61 - 52.32 — 2.15 0.70 - 1.30 (1.30) - (0.82) 2020 78 3.66 - 52.75 2,595 3.04 0.70 - 1.30 7.67 - 8.31 2019 100 3.40 - 48.71 3,496 3.15 0.70 - 1.30 9.19 - 9.85 2018 101 3.12 - 44.34 3,210 4.62 0.70 - 1.30 (3.92) - (3.34) DWS Capital Growth VIP Class A 2022 184 17.36 - 228.76 39,062 0.09 0.70 - 1.30 (31.63) - (31.22) 2021 212 25.40 - 332.60 62,991 0.21 0.70 - 1.30 21.19 - 21.92 2020 229 20.95 - 272.80 55,238 0.49 0.70 - 1.30 37.25 - 38.07 2019 255 15.27 - 197.58 45,228 0.43 0.70 - 1.30 35.37 - 36.18 2018 276 11.28 - 145.08 36,234 0.72 0.70 - 1.30 (2.87) - (2.29) DWS Core Equity VIP Class A 2022 147 103.89 - 103.89 15,316 0.81 0.70 - 0.70 (16.12) - (16.12) 2021 157 123.85 - 123.85 19,417 0.76 0.70 - 0.70 24.43 - 24.43 2020 178 99.54 - 99.54 17,711 1.36 0.70 - 0.70 15.32 - 15.32 2019 209 86.31 - 86.31 18,027 1.11 0.70 - 0.70 29.39 - 29.39 2018 239 66.70 - 66.70 15,945 1.78 0.70 - 0.70 (6.35) - (6.35) DWS CROCI® International VIP Class A 2022 121 50.18 - 50.18 6,064 3.25 0.70 - 0.70 (13.79) - (13.79) 2021 128 58.21 - 58.21 7,458 2.42 0.70 - 0.70 8.49 - 8.48 2020 139 53.66 - 53.66 7,465 3.60 0.70 - 0.70 1.90 - 1.90 2019 161 52.66 - 52.66 8,485 3.02 0.70 - 0.70 20.92 - 20.92 2018 181 43.55 - 43.55 7,865 1.07 0.70 - 0.70 (14.99) - (14.99) DWS Global Income Builder VIP Class A II 2022 354 20.42 - 20.42 7,226 2.93 0.70 - 0.70 (15.57) - (15.57) 2021 401 24.19 - 24.19 9,705 2.28 0.70 - 0.70 10.18 - 10.18 2020 388 21.95 - 21.95 8,522 3.25 0.70 - 0.70 7.52 - 7.52 2019 446 20.42 - 20.42 9,106 3.87 0.70 - 0.70 19.33 - 19.33 2018 512 17.11 - 17.11 8,764 3.80 0.70 - 0.70 (8.31) - (8.31) EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT C NOTES TO FINANCIAL STATEMENTS 14

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** DWS Global Small Cap VIP Class A 2022 77 $ 61.07 - $ 61.07 $ 4,731 0.56% 0.70 - 0.70% (24.58) - (24.58) % 2021 85 80.97 - 80.97 6,874 0.36 0.70 - 0.70 14.14 - 14.14 2020 100 70.94 - 70.94 7,077 0.81 0.70 - 0.70 16.54 - 16.54 2019 116 60.87 - 60.87 7,073 — 0.70 - 0.70 20.44 - 20.44 2018 127 50.54 - 50.54 6,404 0.28 0.70 - 0.70 (21.06) - (21.06) DWS Government Money Market VIP Class A II (On October 28, 2021, DWS Bond VIP Class A merged into DWS Government Money Market VIP Class A II) 2022 436 9.30 - 10.25 4,463 1.06 0.70 - 1.30 — - 0.61 2021 460 9.30 - 10.19 4,673 0.01 0.70 - 1.30 (1.28) - (0.69) 2020 368 9.42 - 10.26 3,776 0.28 0.70 - 1.30 (1.06) - (0.46) 2019 405 9.52 - 10.31 4,172 1.79 0.70 - 1.30 0.46 - 1.06 2018 383 9.48 - 10.20 3,901 1.31 0.70 - 1.30 0.08 - 0.68 DWS Small Mid Cap Growth VIP Class A II 2022 34 26.14 - 26.14 897 — 0.70 - 0.70 (28.52) - (28.52) 2021 47 36.57 - 36.57 1,702 0.04 0.70 - 0.70 13.05 - 13.05 2020 44 32.35 - 32.35 1,439 0.05 0.70 - 0.70 29.27 - 29.27 2019 72 25.03 - 25.03 1,790 — 0.70 - 0.70 21.56 - 21.56 2018 74 20.59 - 20.59 1,534 — 0.70 - 0.70 (14.19) - (14.19) EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT C NOTES TO FINANCIAL STATEMENTS 15